October 4, 2002


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Dreyfus New York Tax Exempt Intermediate Bond Fund
      File Nos. 33-14295, 811-5161
      CIK No. 0000814217

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on September 26, 2002.

                                          Very truly yours,


                                          /s/ Cristina Meiser
                                          Cristina Meiser

cc:   Ernst & Young LLP
      Stroock & Stroock & Lavan LLP